Customer Loan ID	Seller Loan ID	Project Name	State	Original Loan Amount	Note Date	Occupancy	Purpose	Review Date	Overall Grade	General Comments	Missing Documents	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions
North Carolina	Primary	Purchase	11/16/2017	3: Curable	The loan file did not include the HUD and no alternative documents were available to complete the compliance ease.	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)
HUD-1 Closing Statement	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3)"The HUD is missing from the loan file."	* Appraisal not dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing the TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
Ohio	Primary	Cash Out	11/6/2017	2: Acceptable with Warnings	The date utilized for the application was 30 days prior to the note date to complete the compliance ease. The loan file was missing TIL. An APR of 10% was utilized to complete the HPML test	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)"statute of limitations has expired"
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)"statute of limitations has expired"
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Kentucky	Primary	Cash Out	11/7/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 2)"The loan file is misssing the TIL. Subject property is located in IL."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Michigan	Primary	Purchase	11/16/2017	2: Acceptable with Warnings	There were 3 borrowers. The loan file contains the initial and final 1003's for XXXX and XXXX; however, XXXX 1003's are missing from the loan file.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase RESPA Test Incomplete (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
Indiana	Primary	Refinance	11/10/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"The loan file is missing the application."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing the TIL."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Maine	Investor	Cash Out	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Downgraded as APR compliance review not required."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
Texas	Primary	Purchase	11/14/2017	2: Acceptable with Warnings	The loan file did not include a complete application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is missing the final and estimated TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing the final and estimated TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
Arkansas	Primary	Purchase	11/10/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The TIL is missing from the loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The TIL is missing from the loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Application is missing from the loan file. Note Date minus 30 Days to obtain Application Date."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The TIL is missing from the loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
Ohio	Primary	Purchase	11/16/2017	2: Acceptable with Warnings	The TIL in loan file is not executed by the borrower. The subject loan did not indicate a modification occured and the loan file did not contain modification documentation. The MCAW/1008 was utilized to determine the value used by the lender (page 130)	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure	2: Acceptable with Warnings	* Not all borrowers signed TIL (Lvl 2)
* TIL not hand dated (Lvl 2)
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)"The loan charges a late fee that exceeds 4%. The mortgage may provide for the collection by the mortgagee of a late charge, not to exceed 4% of the amount of each payment more than 15 days in arrears, to cover servicing and other costs attributable to the receipt of payments from mortgagors after the date upon which payment is due."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
															* Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Elevated	Not Covered	Pass	No Result	Not Covered	No Result	No Result
Michigan	Primary	Purchase	11/16/2017	2: Acceptable with Warnings	Affiliated Business Disclosure
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Modification
Notice of Servicing Transfer
Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file is missing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is missing the TIL. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing the TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
Maryland	Primary	Cash Out	2: Acceptable with Warnings	Loan file was missing the GFE and the TIL was blank. No alternative documents were available to complete the compliance ease.	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* TIL transaction date missing (Lvl 2)"Document needed for compliance."
* ComplianceEase TILA Test Failed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Right of Rescission missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
Illinois	Primary	Purchase	11/16/2017	2: Acceptable with Warnings	The loan file is an FHA loan and the loan file does not contain a copy of the FHA Connection transmission.	Affiliated Business Disclosure Good Faith Estimate Modification Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
South Carolina	Primary	Purchase	11/16/2017	2: Acceptable with Warnings	The inital loan application is missing; therefore,the application date utilized was note date – 30 days .	Affiliated Business Disclosure Credit Report Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer Transmittal (1008)	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
Texas	Primary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result
Florida	Primary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Modification
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statute of limitations."
* ComplianceEase TILA Test Failed (Lvl 2)"Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
Texas	Primary	Purchase	11/11/2017	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	2: Acceptable with Warnings	* Not all borrowers signed HUD (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file did not have a TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Settlement date is different from note date (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file did not have a TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
North Carolina	Primary	Refinance	11/8/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The TIL is missing. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
Tennessee	Primary	Refinance	11/8/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The TIL is missing from the loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The TIL is missing from the loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Application is missing from the loan file. Note Date minus 30 Days to obtain Application Date"
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The TIL is missing from the loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Maryland	Primary	Refinance	2: Acceptable with Warnings	Modification Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1)
* ComplianceEase Exceptions Test Incomplete (Lvl 1)
* ComplianceEase RESPA Test Incomplete (Lvl 1)
																* Loan appears modified. Mod missing or unexecuted (Lvl 1)	Minimal	Pass	Pass	No Result	Pass	No Result	No Result
Kentucky	Primary	Cash Out	2: Acceptable with Warnings	The loan file did not include the application and TIL and no alternative documents were available to complete the compliance ease.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Modification
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1)
* ComplianceEase RESPA Test Incomplete (Lvl 1)
																* ComplianceEase Exceptions Test Incomplete (Lvl 1)"Review not required outside statute of limitations."	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
Michigan	Primary	Cash Out	11/3/2017	2: Acceptable with Warnings	The loan file did not include the application and TIL and no alternative documents were available to complete the compliance ease.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"Review not required outside statue of limitations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statue of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Downgraded as APR compliance review not required."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Arizona	Primary	Purchase	11/7/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 6.993%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Settlement date is different from note date (Lvl 2)"Outside SOL – Downgraded per client compliance profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"The file is missing the loan application. Note Date minus 30 Days to obtain Application Date."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The file is missing the TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
			Texas			Primary	Purchase	11/6/2017	2: Acceptable with Warnings		Affiliated Business Disclosure Balloon Rider Loan Program Info Disclosure Transmittal (1008)	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Balloon Rider Missing (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result
Ohio	Primary	Refinance	11/15/2017	2: Acceptable with Warnings	The appraised value on data tape is based on an exterior only inspection completed on 08/26/2015. Subject transaction was a FHA streamline refinance.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission Transmittal (1008)	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
North Carolina	Primary	Purchase	11/7/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"The loan file is missing the loan application. Note Date minus 30 Days to obtain Application Date."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing the TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
Indiana	Primary	Refinance	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"Downgraded as APR compliance review not required"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statute of limitation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required"
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Texas	Primary	Refinance	2: Acceptable with Warnings	This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 8.012%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. FAIL This loan failed the predatory lending guidance test due to one or more of the following findings: The loan failed the allowable points and fees test. The loan exceeds the HOEPA APR threshold for primary residences. The loan exceeds the HOEPA points and fees threshold for primary residences. FAIL This loan failed the points and fees test. (Fannie Mae Lender Letter Ann. 06-04) The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000. FAIL This loan failed the predatory lending guidance test due to one or more of the following findings: The loan failed the points and fees test. The loan exceeds the HOEPA APR threshold for primary residences. The loan exceeds the HOEPA points and fees threshold for primary residences. FAIL This loan failed the points and fees test. (Freddie Mac Industry Letter 02/12/2009) The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less. Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test. FAIL	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Modification
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Incomplete (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statue of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
Florida	Primary	Purchase	11/12/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The TIL is missing. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
			Pennsylvania			Primary	Purchase	11/16/2017	2: Acceptable with Warnings	The loan file did not contain page 2 of final HUD; however, the final GFE was used for the points and fees test.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
New York	Primary	Purchase	11/16/2017	2: Acceptable with Warnings	Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
Florida	Primary	Purchase	11/16/2017	2: Acceptable with Warnings	Affiliated Business Disclosure Loan Program Info Disclosure Modification Transmittal (1008)	2: Acceptable with Warnings	* Not all borrowers signed HUD (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
Ohio	Primary	Cash Out	11/16/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 15% was utilized to complete the HPML test.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file is missing the TIL. Downgraded based on Client Compliance Profile"
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is missing the TIL. Downgraded based on Client Compliance Profile"
* ComplianceEase Exceptions Test Failed (Lvl 2)"The loan file is missing the TIL. Downgraded based on Client Compliance Profile"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Right of Rescission missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	Fail
Alabama	Primary	Cash Out	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Downgraded as APR compliance review not required."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Illinois	Primary	Purchase	11/16/2017	2: Acceptable with Warnings	Affiliated Business Disclosure ARM Rider Transmittal (1008)	2: Acceptable with Warnings	* Not all borrowers signed HUD (Lvl 2)
* Credit score not provided (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)"The annual percentage rate (APR) is 8.526%. The disclosed APR of 8.793% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 2)"The subject property is located in the State of IL."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Mortgage - Missing required ARM Rider (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
Ohio	Primary	Cash Out	2: Acceptable with Warnings	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Credit score not provided (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"Downgraded as APR compliance review not required."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statute of limitation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
															* Right of Rescission missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Kentucky	Primary	Cash Out	2: Acceptable with Warnings	Affiliated Business Disclosure Credit Report Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission Section 32 Disclosure Title Evidence Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2)"The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"This loan failed the points and fees test. The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. FNMA Issue not relevant loans are not sold or eligible for FNMA"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)"This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. FAIL"
* Sec 32 Disclosure not in file (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Indiana	Primary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal dated after closing (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* No Borrower Contact Evident (Lvl 2)
* Cash out purchase (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
Pennsylvania	Primary	Cash Out	11/7/2017	2: Acceptable with Warnings	The loan file did not include the TIL and no alternative documents were available. An APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Good Faith Estimate Notice of Servicing Transfer Right of Rescission Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The annual percentage rate (APR) is 10.200%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The annual percentage rate (APR) is 10.200%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Ohio	Primary	Refinance	11/7/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"The loan file is missing the application. Note Date minus 30 Days to obtain Application Date."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is missing the final and estimated TIL."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Pennsylvania	Primary	Purchase	11/16/2017	2: Acceptable with Warnings	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	2: Acceptable with Warnings	* TIL not hand dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
New York	Primary	Purchase	11/13/2017	2: Acceptable with Warnings	The loan file did not include the complete application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Credit Report Final Truth in Lending Discl. Good Faith Estimate Origination Appraisal	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file did not contain the TIL an APR of 10% was utilized to complete the HPML test. The annual percentage rate (APR) is 9.122%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring. an APR of 10% was utilized to complete the HPML test."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
															* Missing Appraisal (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
			Virginia			Primary	Purchase	11/10/2017	2: Acceptable with Warnings		Affiliated Business Disclosure Loan Program Info Disclosure Prepayment Penalty Rider	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2) * Prepayment Rider Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
South Carolina	Primary	Cash Out	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* ComplianceEase TILA Test Failed (Lvl 2)"Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Document not required for state point and fees test - downgraded to a 2"
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Florida	Primary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure Final Truth in Lending Discl. Good Faith Estimate Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2)"Review not required outside statute of limitations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Documents needed to complete compliance"
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
Texas	Primary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	2: Acceptable with Warnings	* Cash out purchase (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Downgraded as APR compliance review not required."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result
Ohio	Primary	Refinance	11/10/2017	2: Acceptable with Warnings	The loan file did not contain the application and TIL and no alternative documents were available to complete the compliance ease. The Note date-30 days was used for the application date and an APR of 10% was used to for Compliance Ease	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file did not contain the application and TIL and no alternative documents were available to complete the compliance ease. The Note date-30 days was used for the application date and an APR of 10% was used for Compliance Ease"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
California	Primary	Purchase	11/3/2017	2: Acceptable with Warnings	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The finance charge is $531,552.36. The disclosed finance charge of $411,844.26 is not considered accurate because it is understated by more than $100. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
Kentucky	Primary	Purchase	11/8/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
			Pennsylvania			Primary	Purchase	11/16/2017	2: Acceptable with Warnings	The loan file contained the initial and final loan application and TIL. The initial loan application date and the APR from the final TIL were utilized to complete the HPML test.	Affiliated Business Disclosure Good Faith Estimate Loan Program Info Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Good Faith Estimate missing or unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
Utah	Primary	Cash Out	2: Acceptable with Warnings	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Loan Program Info Disclosure Right of Rescission Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase RESPA Test Incomplete (Lvl 2)
* ComplianceEase State Regulations Test Incomplete (Lvl 2)"Review not required outside statue of limitations"
* ComplianceEase TILA Test Failed (Lvl 2)"Review not required outside statue of limitations"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statue of limitations"
* ComplianceEase Exceptions Test Incomplete (Lvl 2)"Review not required outside statue of limitations"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Louisiana	Primary	Cash Out	11/8/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 15% was utilized to complete the HPML test. The date tape reflects estate of XXXX	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Exceptions Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Exceptions Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"The loan file did not have an application. Note Date minus 30 Days to obtain Application Date."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file did not have a TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	Fail
New York	Primary	Cash Out	11/10/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Settlement date is different from note date (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file did not have a TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Texas	Investor	Cash Out	2: Acceptable with Warnings	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"Review not required outside statute of limitations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
			Georgia			Secondary	Purchase		2: Acceptable with Warnings		Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
Indiana	Primary	Refinance	11/8/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 15% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Exceptions Test Failed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	Fail
Florida	Primary	Cash Out	11/12/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"TIL is missing from the loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
New Jersey	Primary	Cash Out	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"Downgraded as APR compliance review not required."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statute of limitation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
			North Carolina			Primary	Cash Out	11/15/2017	2: Acceptable with Warnings		Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Missing credit report (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Pass	No Result	No Result
Alaska	Primary	Purchase	2: Acceptable with Warnings	Note dated 11/06/03 and HUD-1 reflects closing dates of 11/20/2003 and 11/21/2003 - signature on the documents was 11/17/2003 on both HUD-1 dates.	Affiliated Business Disclosure Good Faith Estimate Transmittal (1008)	2: Acceptable with Warnings	* Credit report >90 days old at closing (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
Alabama	Primary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"Downgraded as APR compliance review not required."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statute of limitation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
Texas	Primary	Purchase	11/3/2017	2: Acceptable with Warnings	The loan file did not include the TIL required complete the compliance ease, 10% APR used.	Affiliated Business Disclosure
ARM Rider
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Mortgage
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Mortgage - Missing required ARM Rider (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Mortgage missing / unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
			Arkansas			Investor	Cash Out	11/13/2017	2: Acceptable with Warnings		1-4 Family Rider Loan Program Info Disclosure	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2)	* Missing required 1-4 family rider (Lvl 1)
			Georgia			Primary	Purchase	11/16/2017	2: Acceptable with Warnings		Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
North Carolina	Investor	Purchase	11/14/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	1-4 Family Rider
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Not all borrowers signed HUD (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"TIL is missing from the loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Missing required 1-4 family rider (Lvl 2)"The mortgage is missing all but page one and the legal description. No riders are contained in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"TIL is missing from the loan."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* MI, FHA or MIC missing and required (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
Texas	Primary	Purchase	11/15/2017	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Property is Manufactured Housing (Lvl 2)
* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Settlement date is different from note date (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
Michigan	Primary	Refinance	11/10/2017	2: Acceptable with Warnings	The loan file was missing TIL. An APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission Title Evidence Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
South Carolina	Primary	Purchase	11/12/2017	2: Acceptable with Warnings	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file did not have a TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file did not have a TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
New York	Primary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Section 32 Disclosure Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2)"The finance charge is $160,535.04. The disclosed finance charge of $158,438.36 is not considered accurate because it is understated by more than $100. The annual percentage rate (APR) is 10.293%. The disclosed APR of 9.951% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Downgraded as APR compliance review not required outside statute of limitations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The finance charge is $160,535.04. The disclosed finance charge of $158,438.36 is not considered accurate because it is understated by more than $100. Downgraded as APR compliance review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Sec 32 Disclosure not in file (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
New York	Primary	Cash Out	11/13/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"TIL missing from loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"TIL missing from loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
Tennessee	Primary	Cash Out	11/10/2017	2: Acceptable with Warnings	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* TIL not hand dated (Lvl 2)
* ROR not hand dated by borrower(s) (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
															* Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
			Alabama			Primary	Purchase	11/16/2017	2: Acceptable with Warnings		Transmittal (1008)	2: Acceptable with Warnings			* TIL not hand dated (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result
			New York			Primary	Cash Out		2: Acceptable with Warnings		Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Pass	No Result	No Result
Oklahoma	Secondary	Purchase	11/14/2017	2: Acceptable with Warnings	The loan file did not include the complete application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)"The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result
Indiana	Primary	Purchase	11/15/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
North Carolina	Primary	Cash Out	2: Acceptable with Warnings	The loan file is missing the TIL, GFE, credit report, 1003, and unable to run compliance ease.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Modification
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statute of limitations."
* ComplianceEase TILA Test Failed (Lvl 2)"Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Downgraded as APR compliance review not required."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
Virginia	Primary	Cash Out	11/12/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Indiana	Primary	Purchase	11/15/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed and property is located in an Unlimited Assignee Liability State (Lvl 2)"The loan file is misssing the TIL. Downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
Pennsylvania	Primary	Cash Out	11/13/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Modification
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
															* Right of Rescission missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
South Carolina	Primary	Cash Out	2: Acceptable with Warnings	• The loan file did not contain any initial GFE, TIL, credit report or application to complete a compliance ease test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2)"Review not required outside statute of limitations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statute of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Tennessee	Primary	Cash Out	2: Acceptable with Warnings	The loan file is missing the TIL and application and can not complete the Compliance Ease.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
Ohio	Primary	Cash Out	11/11/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The TIL is missing from the loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The TIL is missing from the loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The TIL is missing from the loan file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Arkansas	Primary	Cash Out	11/10/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The file is missing the TIL. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Minimal	Pass	Pass	No Result	Not Covered	No Result	No Result
Illinois	Primary	Purchase	2: Acceptable with Warnings	Affiliated Business Disclosure Loan Program Info Disclosure Modification Notice of Servicing Transfer	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
															* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1)	Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result
Virginia	Primary	Purchase	2: Acceptable with Warnings	The loan file is missing the TIL and no alternate documents were available to complete the compliance ease.	Affiliated Business Disclosure Final Truth in Lending Discl. Good Faith Estimate Loan Program Info Disclosure Modification	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Review not required outside statue of limitations."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"Downgraded as APR compliance review not required."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
															* Loan appears modified. Mod missing or unexecuted (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Not Covered	Fail	No Result	Not Covered	No Result	No Result
Georgia	Primary	Refinance	11/14/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Title Evidence
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The TIL is missing. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* MI, FHA or MIC missing and required (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Pass	No Result	No Result
South Carolina	Primary	Cash Out	11/8/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"The file did not contain an estimated or final TIL in file. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"The loan file is missing the application. - Note Date minus 30 Days to obtain Application Date"
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The loan file was missing the TIL statement. -Outside SOL – Downgraded per client compliance profile"
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result
Louisiana	Primary	Refinance	11/8/2017	2: Acceptable with Warnings	The loan file did not include the application or TIL and no alternative documents were available. The application date utilized was note date – 30 days and an APR of 10% was utilized to complete the HPML test.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)"Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* ComplianceEase TILA Test Failed (Lvl 2)"This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 11.075%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)"The loan file is missing the loan application. Note Date minus 30 Days to obtain Application Date"
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)"The TIL is missing. Based on the client compliance profile the grade is downgraded to a 2 due to the statute of limitations expiring."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
															* Transmittal (1008) is Missing (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	Moderate	Pass	Fail	No Result	Not Covered	No Result	No Result